Property, plant and equipment (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss			$ 193,473
Increase in depreciation expense			4,835
Manitoba [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss			193,473
Cash generating units [Member] | Arizona [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital works in progress - ROU assets (costs)	$ 5,112		$ 5,112
Cash generating units [Member] | Arizona and Manitoba [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital works in progress - ROU assets (costs)				$ 4,777
Cash generating units [Member] | Manitoba [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 46,168	$ 147,305